Other Income and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Finance Expense [Abstract]
Schedule of Finance Expense	Finance expense
FINANCE EXPENSE	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Imputed interest from due to related party	315,913	1,160,034	-	-
Interest expense from lease	12,658	46,480	62,969	81,706
	328,571	1,206,514	62,969	81,706